Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class, and Service Class 2 International Capital Appreciation Portfolio
April 30, 2005
Prospectus

The following information replaces the biographical information for Kevin McCarey found in the "Fund Management" section on page 9.

Richard Mace is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1987, Mr. Mace has worked as a research analyst and portfolio manager.

The following information supplements the similar information found in the "Fund Management" section on page 9.

The following information is effective January 1, 2006:

VIP International Capital Appreciation Portfolio is managed by an interim team of managers led by Michael Jenkins while the fund's current manager, Richard Mace, is on a leave of absence from Fidelity Investments. The other members of the management team are William Bower, Penelope Dobkin, and William Kennedy. Mr. Jenkins coordinates the investment process for the fund, monitors compliance with the fund's investment policies and strategies, facilitates communication among the members of the fund management team and is responsible for finalizing and implementing the investment recommendations of the members of the management team. The other members of the management team recommend investments for the fund. Investment decisions for the fund are made only after Mr. Jenkins receives recommendations from one or more members of the management team, and no one member of the management team has sole discretion over the day-to-day management of the fund's portfolio.

Michael Jenkins is interim lead manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Advisor Global Equity Fund, and is interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005).

VIPCAP-05-02 January 3, 2006
1.821021.101

William Bower is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Diversified International Fund and Fidelity Advisor Global Equity Fund. Mr. Bower is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager.

Penelope Dobkin is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. She also manages Fidelity Advisor Diversified International Fund and Fidelity Advisor Global Equity Fund. Ms. Dobkin is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager.

William Kennedy is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity International Discovery Fund, Fidelity Advisor International Discovery Fund and Fidelity Advisor Global Equity Fund. Mr. Kennedy is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, he has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class R, Service Class R, and Service Class 2 R International Capital Appreciation Portfolio
April 30, 2005
Prospectus

The following information replaces the biographical information for Kevin McCarey found in the "Fund Management" section on page 9.

Richard Mace is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1987, Mr. Mace has worked as a research analyst and portfolio manager.

The following information supplements the similar information found in the "Fund Management" section on page 9.

The following information is effective January 1, 2006:

VIP International Capital Appreciation Portfolio is managed by an interim team of managers led by Michael Jenkins while the fund's current manager, Richard Mace, is on a leave of absence from Fidelity Investments. The other members of the management team are William Bower, Penelope Dobkin, and William Kennedy. Mr. Jenkins coordinates the investment process for the fund, monitors compliance with the fund's investment policies and strategies, facilitates communication among the members of the fund management team and is responsible for finalizing and implementing the investment recommendations of the members of the management team. The other members of the management team recommend investments for the fund. Investment decisions for the fund are made only after Mr. Jenkins receives recommendations from one or more members of the management team, and no one member of the management team has sole discretion over the day-to-day management of the fund's portfolio.

Michael Jenkins is interim lead manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Advisor Global Equity Fund, and is interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005).

VIPCAR-05-02 January 3, 2006
1.820983.101

William Bower is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Diversified International Fund and Fidelity Advisor Global Equity Fund. Mr. Bower is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager.

Penelope Dobkin is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. She also manages Fidelity Advisor Diversified International Fund and Fidelity Advisor Global Equity Fund. Ms. Dobkin is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager.

William Kennedy is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity International Discovery Fund, Fidelity Advisor International Discovery Fund and Fidelity Advisor Global Equity Fund. Mr. Kennedy is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, he has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products
Investor Class R
International Capital Appreciation Portfolio and Overseas Portfolio
June 14, 2005
Prospectus

The following information replaces the biographical information for Richard Mace found in the "Fund Management" section on page 10.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Kevin McCarey found in the "Fund Management" section on page 9.

Richard Mace is vice president and manager of VIP International Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1987, Mr. Mace has worked as a research analyst and portfolio manager.

The following information supplements the similar information found in the "Fund Management" section on page 10.

The following information is effective January 1, 2006:

VIP International Capital Appreciation Portfolio is managed by an interim team of managers led by Michael Jenkins while the fund's current manager, Richard Mace, is on a leave of absence from Fidelity Investments. The other members of the management team are William Bower, Penelope Dobkin, and William Kennedy. Mr. Jenkins coordinates the investment process for the fund, monitors compliance with the fund's investment policies and strategies, facilitates communication among the members of the fund management team and is responsible for finalizing and implementing the investment recommendations of the members of the management team. The other members of the management team recommend investments for the fund. Investment decisions for the fund are made only after Mr. Jenkins receives recommendations from one or more members of the management team, and no one member of the management team has sole discretion over the day-to-day management of the fund's portfolio.

VIPINVR-05-02 January 3, 2006
1.826041.100

Michael Jenkins is interim lead manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Advisor Global Equity Fund, and is interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Jenkins has served as vice president of Equity Research for FMR (2001 to 2003) and as head of FMR's Global Research Team (2003 to 2005).

William Bower is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity Diversified International Fund and Fidelity Advisor Global Equity Fund. Mr. Bower is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, Mr. Bower has worked as a research analyst and manager.

Penelope Dobkin is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. She also manages Fidelity Advisor Diversified International Fund and Fidelity Advisor Global Equity Fund. Ms. Dobkin is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1980, Ms. Dobkin has worked as a research analyst and manager.

William Kennedy is vice president and an interim co-manager of VIP International Capital Appreciation Portfolio. He also manages Fidelity International Discovery Fund, Fidelity Advisor International Discovery Fund and Fidelity Advisor Global Equity Fund. Mr. Kennedy is also an interim manager of Fidelity Aggressive International Fund and Fidelity Advisor International Capital Appreciation Fund. Since joining Fidelity Investments in 1994, he has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
April 30, 2005
Prospectus

Effective June 1, 2005, VIP Investment Grade Bond's management fee has been reduced.

The following information replaces similar information for VIP Investment Grade Bond in the "Fee Table" on page 41.

Annual operating expenses (paid from class assets)

	Initial Class	Service Class	Service Class 2
Management fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.46%	0.56%	0.71%

The following information supplements similar information found in the "Fund Management" section beginning on page 61.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Index 500 Portfolio, as well as for seven other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

The following information replaces the biographical information for Rajiv Kaul, Louis Salemy, Harris Leviton, William Eigen, Bettina Doulton, and Steven Buller found in the "Fund Management" section beginning on page 61.

Steven Calhoun is manager of VIP Aggressive Growth Portfolio, which he has managed since June 2005. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and manager.

VIPIS2-05-07 January 3, 2006
1.816774.106

Lawrence Rakers is vice president and manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

James Catudal is vice president and manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and manager.

Rich Fentin is vice president and manager of VIP Value Strategies Portfolio, which he has managed since June 2005. He also manages one other Fidelity fund. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant and manager.

Christopher Sharpe is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

Derek Young is lead co-manager of VIP Strategic Income Portfolio, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

John Porter is vice president and manager of VIP Growth Opportunities Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and portfolio manager.

Sam Wald is vice president and manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

Effective September 30, 2005, the following information replaces the biographical information for John Porter found in the "Fund Management" section beginning on page 61.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages another Fidelity Fund. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

The following information replaces the biographical information for Richard Mace found in the "Fund Management" section on page 62.

Graeme Rockett is manager of VIP Overseas Portfolio, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.